Financial Instruments and Risk Management (Details) - Schedule of Fair Value Measurement of Assets and Liabilities and Valuation Techniques - Level 3 [Member]	Dec. 31, 2023	Dec. 31, 2022
Derivative financial liabilities – Warrants from public offerings [Member]
Financial Instruments and Risk Management (Details) - Schedule of Fair Value Measurement of Assets and Liabilities and Valuation Techniques [Line Items]
Financial assets & liabilities
Derivative financial liabilities – Embedded derivatives of 2023 FiveT Convertible [Member]
Financial Instruments and Risk Management (Details) - Schedule of Fair Value Measurement of Assets and Liabilities and Valuation Techniques [Line Items]
Financial assets & liabilities
Derivative financial liabilities – Embedded derivatives of 2022 FiveT Convertible Loan [Member]
Financial Instruments and Risk Management (Details) - Schedule of Fair Value Measurement of Assets and Liabilities and Valuation Techniques [Line Items]
Financial assets & liabilities
Derivative Financial Asset - Option LPC Purchase Agreement [Member]
Financial Instruments and Risk Management (Details) - Schedule of Fair Value Measurement of Assets and Liabilities and Valuation Techniques [Line Items]
Financial assets & liabilities	Asset 247,090	Asset 270,176